REVENUE RECOGNITION (Schedule of Company's Revenues According to Company's Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenue	$ 255,440	$ 233,559
Aviation Security [Member]
Segment Reporting Information [Line Items]
Revenue	200,405	173,131
Other Aviation Related Services [Member]
Segment Reporting Information [Line Items]
Revenue	39,472	35,678
Authentication Technology [Member]
Segment Reporting Information [Line Items]
Revenue	$ 15,563	$ 24,750